Segment Information (Details) - Schedule of financial information related to our reportable segments and corporate - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Net revenue	$ 1,348,738	$ 743,913	$ 4,299,717	$ 1,212,870
Cost of revenue	1,572,170	867,150	5,300,037	1,495,042
Gross margin	(223,432)	(123,237)	(1,000,320)	(282,172)
Research and development	226,654	328,852	983,528	257,431
Marketing	2,092,021	2,042,655	9,626,982	2,854,904
Stock based compensation	1,080,792	1,570,239	9,661,168	6,861,163
Impairment of goodwill			1,035,795
General and administrative not including depreciation, amortization, or Impairment	3,244,493	1,932,552	9,975,360	5,858,454
Depreciation and amortization	141,892	41,199	397,440	157,761
Impairment of intangibles			688,127	11,450
Total operating expenses			32,368,400	16,001,163
Interest expense	(13,896)	(198,671)	(372,106)	(372,106)
All other expenses			(3,638,327)	(7,557,342)
Other expenses, net	128,236	(697,240)	(4,010,433)	(7,929,448)
Loss before income tax provision and equity in net loss from unconsolidated investments	6,881,048	6,643,237	(37,379,153)	(24,212,783)
Creatd Labs [Member]
Segment Reporting Information [Line Items]
Net revenue	508,268	167,983	1,926,374	375,043
Cost of revenue	706,196	242,134	3,186,240	652,259
Gross margin	(197,928)	(74,151)	(1,259,866)	(277,216)
Research and development	134,876	195,691	758,293	227,656
Marketing	970,484	1,736,257	8,182,935	2,426,668
Stock based compensation	251,907	365,985	1,727,021	1,226,495
Impairment of goodwill
General and administrative not including depreciation, amortization, or Impairment	218,766	124,053	3,918,130	2,301,088
Depreciation and amortization		2,753
Impairment of intangibles
Total operating expenses			14,586,379	6,181,907
Interest expense	(13,229)	(24,596)	(12,706)	(15,828)
All other expenses
Other expenses, net	(13,229)	(24,596)	(12,706)	(15,828)
Loss before income tax provision and equity in net loss from unconsolidated investments	1,787,190	2,523,487	(15,858,951)	(6,474,951)
Creatd Ventures [Member]
Segment Reporting Information [Line Items]
Net revenue	254,690		90,194
Cost of revenue	409,969		148,989
Gross margin	(155,279)		(58,940)
Research and development			131
Marketing	1,013,706
Stock based compensation	226,298		1,560,546
Impairment of goodwill
General and administrative not including depreciation, amortization, or Impairment	288,272		1,665,783
Depreciation and amortization	71,271		100,633
Impairment of intangibles
Total operating expenses			3,327,093
Interest expense
All other expenses
Loss before income tax provision and equity in net loss from unconsolidated investments	1,754,826		(3,385,888)
Creatd Partners [Member]
Segment Reporting Information [Line Items]
Net revenue	585,780	575,930	2,283,149	837,827
Cost of revenue	456,005	625,016	1,964,808	842,783
Gross margin	129,775	(49,086)	318,341	(4,956)
Research and development	91,778	133,161	225,104	29,775
Marketing		204,266	962,698	285,490
Stock based compensation	248,548	361,105	1,884,986	1,338,678
Impairment of goodwill			1,035,795
General and administrative not including depreciation, amortization, or Impairment	378,492	214,627	1,600,212	939,792
Depreciation and amortization	31,599	9,175	252,730	132,768
Impairment of intangibles			688,127
Total operating expenses			6,649,652	2,726,504
Interest expense
All other expenses
Other expenses, net
Loss before income tax provision and equity in net loss from unconsolidated investments	728,474	971,419	(6,331,311)	(2,731,460)
Corporate [Member]
Segment Reporting Information [Line Items]
Net revenue
Cost of revenue
Gross margin
Research and development
Marketing	107,831	102,132	481,349	142,745
Stock based compensation	354,039	843,149	4,488,615	4,295,990
Impairment of goodwill
General and administrative not including depreciation, amortization, or Impairment	2,358,963	1,501,135	2,791,236	2,592,581
Depreciation and amortization	39,022	29,271	44,076	24,993
Impairment of intangibles				11,450
Total operating expenses			11,803,003	7,067,759
Interest expense	(667)	(174,075)	(359,400)	(356,278)
All other expenses			(3,638,327)	(7,557,342)
Other expenses, net	141,465	(672,644)	(3,997,727)	(7,913,620)
Loss before income tax provision and equity in net loss from unconsolidated investments	$ 2,610,558	$ 3,148,331	$ (11,803,003)	$ (14,981,379)